STOCKHOLDERS' EQUITY - Earn-Out Shares (Details)	Jan. 01, 2021 shares	Dec. 22, 2020 D $ / shares shares
Class of Stock [Line Items]
Number of earn-out shares issuable | shares	1,855,634
Percentage of minimum voting power considered for approval of liquidation or dissolution		50.00%
Minimum liquidation event consideration when all of the Minimum Target Earn-out Shares will be deemed issued and outstanding | $ / shares		$ 13.50
Minimum liquidation event consideration when all of the remaining Earn-out Shares not yet issued will be deemed issued and outstanding | $ / shares		15.00
If the closing price per share of the Company's common stock is greater than $13.50
Class of Stock [Line Items]
Stock price trigger for issuance of earn-out shares | $ / shares		$ 13.50
Number of trading days considered for issuance of earn-out shares | D		20
Number of consecutive trading days considered for issuance of earn-out shares | D		30
Minimum Target Earn-out Shares, Percentage		50.00%
If the closing price per share of the Company's common stock is greater than $15.00
Class of Stock [Line Items]
Stock price trigger for issuance of earn-out shares | $ / shares		$ 15.00
Number of trading days considered for issuance of earn-out shares | D		20
Number of consecutive trading days considered for issuance of earn-out shares | D		30
Monocle's founder shareholders
Class of Stock [Line Items]
Number of earn-out shares issuable | shares		746,876
AerSale Aviation | Pre-closing holders of AerSale Aviation's common stock and the holders of In-the-Money SARs | Maximum
Class of Stock [Line Items]
Number of earn-out shares issuable | shares		3,000,000